Note 3 - Fair Value of Financial Instruments - Valuation Measurements (Details)	Mar. 31, 2026	Dec. 31, 2025 yr	Dec. 31, 2024 yr
Measurement Input, Calibration Discount [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	0.615	0.615
Measurement Input, Risk Free Interest Rate [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	3.65	0.0365
Minimum [Member] | Embedded Derivative Financial Instruments [Member]
Successful financing/IPO		27.60%	27.60%
Maturity		0.00%	16.00%
Qualified Financing		0.00%	0.00%
Change of Control		0.00%	0.00%
Minimum [Member] | Measurement Input, Discount Rate [Member] | Embedded Derivative Financial Instruments [Member]
Significant Unobservable Inputs		0.187	0.187
Minimum [Member] | Measurement Input, Discount Rate [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	0.25	0.25
Minimum [Member] | Measurement Input, Expected Term [Member] | Embedded Derivative Financial Instruments [Member]
Significant Unobservable Inputs		0.1	0.3
Minimum [Member] | Measurement Input, Expected Term [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	2.74	2.99
Minimum [Member] | Measurement Input, Expected Term [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	4.74	4.99
Minimum [Member] | Measurement Input, No Exercise Window [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	0.19	0.19
Minimum [Member] | Measurement Input, Price Volatility [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	0.824	0.824
Maximum [Member] | Embedded Derivative Financial Instruments [Member]
Successful financing/IPO		98.00%	63.90%
Maturity		20.00%	65.50%
Qualified Financing		3.40%	3.40%
Change of Control		3.40%	3.40%
Maximum [Member] | Measurement Input, Discount Rate [Member] | Embedded Derivative Financial Instruments [Member]
Significant Unobservable Inputs		0.25	0.25
Maximum [Member] | Measurement Input, Discount Rate [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	0.264	0.251
Maximum [Member] | Measurement Input, Expected Term [Member] | Embedded Derivative Financial Instruments [Member]
Significant Unobservable Inputs		0.6	0.9
Maximum [Member] | Measurement Input, Expected Term [Member] | Senior Secured Note [Member]
Significant Unobservable Inputs	3	3
Maximum [Member] | Measurement Input, Expected Term [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	5	5
Maximum [Member] | Measurement Input, No Exercise Window [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	0.21	0.21
Maximum [Member] | Measurement Input, Price Volatility [Member] | Warrant Liability [Member]
Significant Unobservable Inputs	0.90	0.825